Share-based Payment Expense	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share-based Payment Expense
8. Share-based Payment Expense
Continuing operations

	2022	2021	2020
	$m	$m	$m
Performance Share Plans expense	97	106	90
Share option expense	3	2	3
Total share-based payment expense (i)	100	108	93
(i)The total share-based payment expense excludes $1 million (2021: $2 million; 2020: $3 million) relating to discontinued operations.

Share-based payment expense relates primarily to awards granted under the 2014 Performance Share Plan and the Group’s Savings-related Share Option Schemes. The expense is reflected in operating costs in the Consolidated Income Statement.

2014 Performance Share Plan
Details of the awards made under the 2014 Performance Share Plan are summarised below. An expense of $97 million was recognised in 2022 (2021: $106 million; 2020: $90 million).
Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2022
Granted in 2022	€38.37	3 years	3,678,505	3,616,475
Granted in 2021	€39.79	3 years	3,261,885	2,988,795
Granted in 2020	€31.50	3 years	3,428,021	3,102,591

(i)Numbers represent the initial awards including those granted to employees of Building Envelope in 2021 and 2020. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

20% of each award made is subject to TSR performance measured against a tailored peer group; 20% is subject to a RONA metric; 15% is subject to a new sustainability and diversity scorecard metric introduced in 2022; with the remaining 45% subject to a cumulative cashflow metric (2021 and 2020: 25% of each award made is subject to TSR performance measured against a tailored peer group; 25% is subject to a RONA metric; with the remaining 50% subject to a cumulative cashflow metric). Performance for the awards will be assessed over a three-year period.
The fair values assigned to the portion of awards which are subject to TSR performance against peers was €19.04 (2021: €22.23; 2020: €18.52).
The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2022	2021	2020
Risk-free interest rate (%)	0.51	(0.56)	(0.61)
Expected volatility (%)	36.9	35.1	22.1

The expected volatility was determined using a historical sample of daily CRH share prices.
The fair value of (i) the portion of awards subject to cash flow performance; (ii) the portion of awards subject to a RONA metric; (iii) and from 2022 the portion of awards subject to a sustainability and diversity scorecard metric; and (iv) the awards with no performance conditions (which are subject to a two year service period) was calculated as the closing CRH share price at the date the award was granted.
Share Option Schemes
The 2010 Share Option Scheme was replaced in 2014 by the 2014 Performance Share Plan, and accordingly no options have been granted since 2013.

Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise	Number of options	Weighted average exercise	Number of options	Weighted average exercise	Number of options
	price	2022	price	2021	price	2020
Outstanding at beginning of year	€16.19	145,731	€16.19	197,253	€16.19	278,349
Exercised (i)	€16.19	(47,058)	€16.19	(51,522)	€16.19	(77,748)
Lapsed	€16.19	(1,116)	-	-	€16.19	(3,348)
Outstanding at end of year (ii)	€16.19	97,557	€16.19	145,731	€16.19	197,253
Exercisable at end of year	€16.19	97,557	€16.19	145,731	€16.19	197,253

(i)The weighted average share price at the date of exercise of these options was €35.03 (2021: €42.10; 2020: €31.70).
(ii)All options granted have a life of ten years. All outstanding options are denominated in euro and have an exercise price of €16.19 (2021: €16.19; 2020: €16.19).

	2022	2021	2020
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	0.30	1.30	2.30

2010 and 2021 Savings-related Share Option Schemes
In April 2021, shareholders approved the adoption of the 2021 savings-related share option schemes, which replaced the schemes approved by shareholders in May 2010. Under both schemes, participants may save up to €500/Stg£500 per month from their net salaries for a fixed term of three or five years and at the end of the savings period they have the option to buy CRH shares at a discount of up to 15% of the market price on the date of invitation of each savings contract.

Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise	Number of options	Weighted average exercise	Number of options	Weighted average exercise	Number of options
	price	2022	price	2021	price	2020
Outstanding at beginning of year	€24.28/Stg£25.42	1,085,163	€23.83/Stg£19.69	1,173,507	€23.67/Stg£20.17	1,508,862
Exercised (i)	€24.58/Stg£20.44	(402,645)	€22.77/Stg£18.69	(470,001)	€23.21/Stg£22.37	(178,773)
Lapsed	€23.60/Stg£29.38	(209,916)	€24.75/Stg£21.49	(73,411)	€23.25/Stg£21.54	(156,582)
Granted (ii)	Stg£25.55	571,528	Stg£31.04	455,068	-	-
Outstanding at end of year	€24.20/Stg£26.52	1,044,130	€24.28/Stg£25.42	1,085,163	€23.83/Stg£19.69	1,173,507
Exercisable at end of year	€25.75/Stg£20.28	18,941	€23.27/Stg£20.56	14,197	€24.66/Stg£24.51	16,528

(i)The weighted average share price at the date of exercise of these options was €34.99 (2021: €42.53; 2020: €31.70).
(ii)Pursuant to the 2010 and 2021 Savings-related Share Option Schemes operated by the Group, employees were granted options over 571,528 of CRH plc’s Ordinary Shares in October 2022 (2021: 455,068 share options in October 2021; 2020: nil). This figure comprises options over 476,454 (2021: 346,237; 2020: nil) shares and 95,074 (2021: 108,831; 2020: nil) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.
8. Share-based Payment Expense continued
Continuing operations

	2022	2021	2020
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2.45	1.81	1.14
euro-denominated options outstanding at end of year (number)	79,910	132,769	214,826
Range of exercise prices (€)	23.39-27.86	20.83-27.86	20.83-27.86
Pound Sterling-denominated options outstanding at end of year (number)	964,220	952,394	958,681
Range of exercise prices (Stg£)	20.11-31.04	16.16-31.04	16.16-24.51

The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3-year	5-year
Granted in 2022 (October)	€8.08	€8.47
Granted in 2021 (October)	€6.78	€7.05

The fair value of these options were determined using the following assumptions:

	2022		2021
	3-year	5-year	3-year	5-year
	October		October
Weighted average exercise price (€)	29.28	29.28	36.83	36.83
Risk free interest rate (%)	2.08	2.24	(0.61)	(0.43)
Expected dividend payments over the expected life (€)	4.06	7.05	3.25	5.65
Expected volatility (%)	26.4	24.2	23.5	21.2
Expected life in years	3	5	3	5

The expected volatility was determined using a historical sample of 37 month-end CRH share prices in respect of the three-year savings-related share options and 61 month-end share prices in respect of the five-year savings-related share options. The expected lives of the options are based on historical data and are therefore not necessarily indicative of exercise patterns that may materialise.
Other than the assumptions listed above, no other features of options grants were factored into the determination of fair value.
The terms of the options issued under the Savings-related Share Option Schemes do not contain any market conditions within the meaning of IFRS 2 Share-based Payment.